Warrant Liability (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair market value adjustment					$ 169,583	$ 4,784,559
Fair market value adjustment	$ 416,560	$ 321,981	$ 2,088,747	$ 415,958
Fair value adjustment of modification charge	155,703		790,956
Fair market value adjustment		$ (321,981)		$ 415,958
Inducement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair market value adjustment	$ 349,243		$ 349,243